UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [X]; Amendment Number: 13
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: 122395 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207      355     5170 SH       SOLE                     5045               125
ACTIVISION INC                 COM              004930202      973    58916 SH       SOLE                    58650               266
ADOBE SYSTEMS INCORPORATED     COM              00724F101      537    18800 SH       SOLE                    18200               600
AFFILIATED MANAGERS GROUP      COM              008252108     1710    25040 SH       SOLE                    23367              1673
ALEXANDER & BALDWIN INC.       COM              014482103      337     7290 SH       SOLE                     7290
ALLSTATE CORPORATION           COM              020002101     1374    23000 SH       SOLE                    23000
ALTRIA GROUP, INC.             COM              02209S103     1167    18050 SH       SOLE                    17125               925
AMERADA HESS                   COM              023551104     1459    13700 SH       SOLE                    13700
AMERICAN INTL GROUP COM        COM              026874107      244     4202 SH       SOLE                     1634              2568
ANADARKO PETROLEUM CORP.       COM              032511107     1234    15025 SH       SOLE                    15025
BANK OF AMERICA CORP           COM              060505104      648    14210 SH       SOLE                    12710              1500
BEAR STEARNS COS INC           COM              073902108     1439    13850 SH       SOLE                    12880               970
BIOGEN IDEC INC                COM              09062X103     1056    30665 SH       SOLE                    30125               540
CADBURY SCHWEPPES ADR          COM              127209302      900    23500 SH       SOLE                    23500
CENTERPOINT ENERGY INC         COM              15189T107      799    60500 SH       SOLE                    60500
CENTEX CORP                    COM              152312104     1078    15265 SH       SOLE                    14850               415
CEPHALON INC                   COM              156708109      931    23400 SH       SOLE                    23400
CISCO SYS INC COM              COM              17275R102     1064    55785 SH       SOLE                    51690              4095
CITIGROUP                      COM              172967101      813    17590 SH       SOLE                    16040              1550
CMS ENERGY CORP                COM              125896100      899    59750 SH       SOLE                    59750
COMCAST CORP-SPECIAL CL A      COM              20030N200      963    32180 SH       SOLE                    31830               350
COMERICA INC COM               COM              200340107     1227    21245 SH       SOLE                    19730              1515
CONOCOPHILLIPS                 COM              20825C104     1465    25500 SH       SOLE                    25200               300
COVENTRY HEALTH CARE INC       COM              222862104      739    10450 SH       SOLE                    10450
DEVON ENERGY CORPORATION       COM              25179M103     1325    26155 SH       SOLE                    25600               555
EXXON MOBIL CORP COM           COM              30231G102      214     3735 SH       SOLE                     1630              2105
FLAGSTAR BANCORP INC           COM              337930101      530    28000 SH       SOLE                    28000
FORD MOTOR COMPANY             COM              345370860      438    42850 SH       SOLE                    39145              3705
FOREST LABS INC CL A           COM              345838106      602    15500 SH       SOLE                    15500
FORTUNE BRANDS INC             COM              349631101     1277    14385 SH       SOLE                    13360              1025
GANNETT INC COM                COM              364730101      946    13310 SH       SOLE                    12975               335
GENERAL ELEC CO COM            COM              369604103     1557    44940 SH       SOLE                    39540              5400
GOLDEN WEST FINL DEL COM       COM              381317106     1393    21650 SH       SOLE                    21650
HARRAHS ENTERTAINMENT          COM              413619107      954    13250 SH       SOLE                    13250
HEWLETT-PACKARD CO             COM              428236103      446    19000 SH       SOLE                    19000
HOME DEPOT INC COM             COM              437076102     1168    30049 SH       SOLE                    27605              2444
INTEL CORP COM                 COM              458140100     1115    42860 SH       SOLE                    39545              3315
INTUIT INC                     COM              461202103     1066    23645 SH       SOLE                    23300               345
JOHNSON CONTROLS INC           COM              478366107      920    16345 SH       SOLE                    15770               575
JPMORGAN CHASE & CO            COM              46625H100     1400    39655 SH       SOLE                    36669              2986
LEHMAN BROS HLDGS INC COM      COM              524908100     1404    14150 SH       SOLE                    14150
MEDTRONIC INC COM              COM              585055106      264     5110 SH       SOLE                     1960              3150
MERCK & CO INC COM             COM              589331107     1169    37975 SH       SOLE                    37650               325
MICROSOFT CORP COM             COM              594918104     1077    43360 SH       SOLE                    37625              5735
NEWS CORP -CLASS A             COM              65248E104      410    25400 SH       SOLE                    25400
NEXTEL COMMUNICATIONS          COM              65332V103      470    14565 SH       SOLE                     9465              5100
OMNICARE                       COM              681904108     1315    31000 SH       SOLE                    30250               750
OPTIMAL GROUP INC              COM              68388r208      638    39550 SH       SOLE                    39550
ORACLE CORPORATION             COM              68389X105      989    74930 SH       SOLE                    74255               675
PFIZER INC                     COM              717081103      795    28840 SH       SOLE                    25695              3145
PROCTER & GAMBLE CO COM        COM              742718109     1349    25575 SH       SOLE                    20835              4740
QUALCOMM INC                   COM              747525103      536    16250 SH       SOLE                    15300               950
SBC COMMUNICATIONS INC COM     COM              78387G103      391    16500 SH       SOLE                    16000               500
SCIENTIFIC-ATLANTA INC         COM              808655104     1029    30950 SH       SOLE                    30475               475
SIRIUS SATELLITE RADIO, INC    COM              82966u103     1047   161700 SH       SOLE                   158600              3100
SUN MICROSYSTEMS INC           COM              866810104      527   141490 SH       SOLE                   136840              4650
TCF FINANCIAL CORP             COM              872275102      349    13500 SH       SOLE                    13500
TYCO INTERNAT LTD              COM              902124106      632    21650 SH       SOLE                    20400              1250
UNITED TECHNOLOGIES  CORP      COM              913017109      513    10000 SH       SOLE                    10000
VERISIGN INC                   COM              92343E102     1426    49600 SH       SOLE                    47275              2325
VERIZON COMMUNICATIONS         COM              92343V104      996    28830 SH       SOLE                    27190              1640
WELLPOINT INC                  COM              94973V107     1330    19100 SH       SOLE                    18550               550
ENERGY SELECT SPDR                              81369Y506      227     5125 SH       SOLE                     4975               150
NASDAQ - 100 SHARES                             631100104      482    13105 SH       SOLE                     8470              4635
RUSSELL 1000 GROWTH INDEX FUND                  464287614      207     4325 SH       SOLE                     1835              2490
RUSSELL 1000 INDEX                              464287622    11834   183590 SH       SOLE                    12065              4525
RUSSELL 1000 VALUE INDEX FUND                   464287598      830    12460 SH       SOLE                     5480              6980
RUSSELL 2000 GROWTH INDEX FUND                  464287648      292     4515 SH       SOLE                     2515              2000
RUSSELL 2000 SMALL CAP INDEX F                  464287655      524     8240 SH       SOLE                     4820              3420
RUSSELL 2000 VALUE INDEX FUND                   464287630      815    12690 SH       SOLE                     6885              5805
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      368     4300 SH       SOLE                     1175              3125
RUSSELL MIDCAP INDEX FUND                       464287499     8019    97325 SH       SOLE                     9745              3080
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     6096    51630 SH       SOLE                     3405              1225
DFA U.S. LARGE CAP VALUE FUND                   233203827    14786 719210.997SH      SOLE                36029.454          3791.849
DFA U.S. MICRO CAP FUND                         233203504     8770 597458.144SH      SOLE                34894.879          1588.264
DFA U.S. SMALL CAP VALUE FUND                   233203819    11688 435322.438SH      SOLE                23693.402          1538.303